Note 15 - Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 15 Stockholders' Equity

The Company did not repurchase any shares of its common stock in the open market during 2014, 2013 or 2012. The Company has not made any dividend payments on its common stock since the third quarter of 2008.

The Company's certificate of incorporation authorizes the issuance of up to 500,000 shares of preferred stock, and on December 23, 2008, the Company completed the sale of 26,000 shares of Preferred Stock to the United States Treasury. The Preferred Stock has a liquidation value of $1,000 per share and a related warrant was also issued to purchase 833,333 shares of HMN common stock at an exercise price of $4.68 per share. The transaction was part of the United States Treasury’s CPP under the Emergency Economic Stabilization Act of 2008. Under the terms of the sale, the shares of Preferred Stock were entitled to a quarterly cumulative compounding dividend at a stated rate of 5% per annum for each of the first five years of the investment, which increased to 9% on February 15, 2014, until HMN redeems the shares.

On February 8, 2013, the Treasury sold the Preferred Stock issued to unaffiliated third party investors in a private transaction for $18.8 million. The Company received no proceeds from the sale and it had no effect on the terms of the outstanding Preferred Stock. Further, the sale of the Preferred Stock had no effect on the Company’s capital, financial condition or results of operations. Because of the sale, the Company generally is no longer subject to the various executive compensation and corporate governance requirements to which participants in Treasury’s CPP were subject while Treasury held the Preferred Stock.

Treasury continues to hold the warrant to purchase 833,333 shares of the Company’s common stock at an exercise price of $4.68, which Treasury may sell in its discretion, subject to applicable securities laws and the Company’s right to repurchase the warrant at fair market value under the terms of the Company’s agreements with Treasury. The warrant may be exercised at any time over its ten-year term and Treasury has agreed not to exercise any voting rights received by acquiring common stock on the exercise of the warrant. The discount on the common stock warrant was amortized over the first five years the preferred stock was outstanding.

All dividends on the Preferred Stock were current as of December 31, 2014. During 2014, the Company paid the following dividends on, and effected the following redemptions of, its Preferred Stock:

Date	Dividend	Redemption
May 15, 2014	$201.71 per share	10,000 shares of Preferred Stock on a pro rata basis at $1,000 per share
August 15, 2014	$22.50 per share	None
November 17, 2014	$22.50 per share	6,000 shares of Preferred Stock on a pro rata basis at $1,000 per share

Following the redemption on November 17, 2014, 10,000 shares of Preferred Stock remained outstanding. The Company did not pay any dividends on the Preferred Stock or redeem any shares of Preferred Stock in 2013.

On February 17, 2015, the Company redeemed the remaining 10,000 shares of outstanding Preferred Stock. After giving effect to a dividend of $22.50 per share on the Preferred Stock that was paid on the same date, the redemption price per share was $1,000. The Preferred Stock redemption was funded with a $10 million term loan to HMN from an unrelated third party that was evidenced by a promissory note. The principal balance of the note bears interest at a rate of 6.5% and is payable in consecutive annual installments of $1 million on each December 15, beginning December 15, 2015, with the balance due on December 15, 2021. The Preferred Stock dividend was funded by HMN through internally available funds.

In order to grant a priority to eligible accountholders in the event of future liquidation, the Bank, at the time of conversion to a stock savings bank, established a liquidation account equal to its regulatory capital as of September 30, 1993. In the event of future liquidation of the Bank, an eligible accountholder who continues to maintain their deposit account shall be entitled to receive a distribution from the liquidation account. The total amount of the liquidation account will decrease as the balance of eligible accountholders is reduced subsequent to the conversion, based on an annual determination of such balance.